Submission	Jul. 30, 2025
Submission [Line Items]
Central Index Key	0001381197
Registrant Name	Interactive Brokers Group, Inc.
Registration File Number	333-273451
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES